SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment Valuation (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
AbbVie Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	$ 15,718,310	$ 13,183,237
AbbVie Savings Plan | Interest bearing cash
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	25	93
AbbVie Savings Plan | Common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	3,047,016	2,583,223
AbbVie Savings Plan | Mutual funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	5,288	3,255
AbbVie Savings Plan | Collective trust funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	12,461,950	10,447,456
AbbVie Savings Plan | Self-directed brokerage accounts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	204,031	149,210
AbbVie Savings Plan | Level 1
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	15,718,310	13,183,237
AbbVie Savings Plan | Level 1 | Interest bearing cash
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	25	93
AbbVie Savings Plan | Level 1 | Common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	3,047,016	2,583,223
AbbVie Savings Plan | Level 1 | Mutual funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	5,288	3,255
AbbVie Savings Plan | Level 1 | Collective trust funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	12,461,950	10,447,456
AbbVie Savings Plan | Level 1 | Self-directed brokerage accounts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	204,031	149,210
AbbVie Puerto Rico Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	665,280	552,504
AbbVie Puerto Rico Savings Plan | Common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	329,280	276,713
AbbVie Puerto Rico Savings Plan | Mutual funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	8,595	41,065
AbbVie Puerto Rico Savings Plan | Collective trust funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	325,555	233,155
AbbVie Puerto Rico Savings Plan | Self-directed brokerage accounts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	1,850	1,571
AbbVie Puerto Rico Savings Plan | Level 1
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	665,280	552,504
AbbVie Puerto Rico Savings Plan | Level 1 | Common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	329,280	276,713
AbbVie Puerto Rico Savings Plan | Level 1 | Mutual funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	8,595	41,065
AbbVie Puerto Rico Savings Plan | Level 1 | Collective trust funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	325,555	233,155
AbbVie Puerto Rico Savings Plan | Level 1 | Self-directed brokerage accounts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets at fair value	$ 1,850	$ 1,571